Loss per share - Summary of basic and diluted net loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss per share
Loss from continuing operations attributable to ordinary shares - Basic (In Euro)	€ (59,347)	€ (72,730)
Loss from continuing operations attributable to ordinary shares - Diluted (In Euro)	(59,347)	(72,730)
Loss from discontinued operations attributable to ordinary shares - Basic (In Euro)		(424)
Loss from discontinued operations attributable to ordinary shares - Diluted (In Euro)		(424)
Net loss attributable to ordinary shares - Basic (In Euro)	(59,347)	(73,154)
Net loss attributable to ordinary shares - Diluted (in Euro)	€ (59,347)	€ (73,154)
Weighted-average shares outstanding-basic and diluted (in shares)	116,945	117,314
Net loss per share: From continuing operations - basic (in Euro per share)	€ (0.51)	€ (0.62)	[1]
Net loss per share: From continuing operations - diluted (in Euro per share)	(0.51)	(0.62)
Total net loss per share - Basic (in Euro per share)	(0.51)	(0.62)	[1]
Total net loss per share - Diluted (in Euro per share)	€ (0.51)	(0.62)
Minimum
Loss per share
Net loss per share: From discontinued operations - basic (in Euro per share)		(0.01)
Net loss per share: From discontinued operations - diluted (in Euro per share)		(0.01)
Maximum
Loss per share
Net loss per share: From discontinued operations - basic (in Euro per share)		0
Net loss per share: From discontinued operations - diluted (in Euro per share)		€ 0

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).